Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The income (loss) from discontinued operations for the years ended December 31 was:

	2011		2010		2009
	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax
Environmental matters	$3	$2	$31	$20	$(143)	$(91)
Spin-off of Teradata	—	6	—	3	—	—
Closure of the Canadian EFT business	(2)	(1)	—	—	(1)	(1)
Divestiture of the Healthcare business	(5)	(4)	(7)	(5)	(5)	(3)
Divestiture of the Entertainment business	(147)	(96)	(43)	(28)	(31)	(20)
Total	$(151)	$(93)	$(19)	$(10)	$(180)	$(115)